Debt and Lease Arrangements - Lease Expenses not Included in the Measurement of Lease Liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Financial Instruments [Abstract]
Expense relating to short-term leases	$ 834
Expense relating to variable lease payments not included in the lease liabilities	$ 1,091